INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13. INCOME TAXES

The Company’s U.S. and foreign loss before income taxes are set forth below:

	December 31,
	2024	2023
United States	$(7,465,630)	$(10,205,116)
Foreign	(2,100,427)	(7,057,703)
Total	$(9,566,057)	$(17,262,819)

For the years ended December 31, 2024 and 2023, the Company recorded income tax expense of $8,930 and $28,913, respectively. The income tax expense is as follows:

	December 31,
Current:	2024	2023
Federal	$—	$—
State	(8,930)	(28,913)
Foreign	—	$—
	$(8,930)	$(28,913)

Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—
	$—	$—

Total income tax expense	$(8,930)	$(28,913)

The Company’s deferred tax assets and deferred tax liabilities consist of the following:

	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$12,010,882	$10,889,863
Stock-based compensation	938,457	1,185,399
Research and development capitalized expenses	563,389	611,245
Intangible amortization	111,471	80,518
Other	31,376	70,730
Less valuation allowances	(13,655,575)	(12,837,755)
Net deferred tax assets	$—	$—

The Company had the following potentially utilizable net operating loss tax carryforwards:

	December 31,
	2024	2023
Federal	$30,086,333	$24,268,692
State	$14,467,439	$11,220,065
Foreign	$17,543,639	$17,672,420

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Tax Cuts and Jobs Act of 2017 (the “Act”) limits the net operating loss deduction to 80% of taxable income for losses arising in tax years beginning after December 31, 2017. As of December 31, 2024, the Company had federal net operating loss carryforwards of $30,086,333 which can be carried forward indefinitely, state net operating losses carryforwards of $14,467,439, of which $6,407,050 can be carried forward indefinitely and remainder can be carried 20 years and Canadian net operating loss carryforwards of $17,543,639, of which $16,215,951 will begin to expire in 2040 and the remainder is carried forward indefinitely.

The Company’s effective tax rate varied from the statutory rate as follows:

	December 31,
	2024	2023
Federal income tax at the statutory rate	(21.0)%	(21.0)%
State income tax rate (net of federal)	(2.1)%	(1.2)%
Foreign tax rate differential	2.1%	(3.0)%
Non-deductible expenses	1.0%	1.4%
Deferred true-up	11.6%	13.2%
Change in valuation allowance	8.5%	10.8%
Effective income tax rate	0.1%	0.2%

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The valuation allowance increased by $817,820 and $1,859,862 during the years ended December 31, 2024 and 2023, respectively.

The Company files U.S. federal and state returns. The Company’s foreign subsidiary also files a local tax return in their local jurisdiction. From a U.S. federal, state and Canadian perspective the years that remain open to examination are consistent with each jurisdiction’s statute of limitations.

Section 382

The utilization of the Company’s net operating losses may be subject to a substantial limitation in the event of any significant future changes in its ownership structure under Section 382 of the Internal Revenue Code and similar state provisions. Such limitation may result in the expiration of the net operating loss carryforwards before their utilization. We have not conducted any studies to determine annual limitations, if any, that could result from such changes in ownership.

Section 174

Beginning in 2022, the Tax Cuts and Jobs Act of 2017 (“TCJA”) eliminated the option to deduct research and development expenditures in the current year and requires taxpayers to amortize US expenses over five years and foreign expense over fifteen years pursuant to IRC Section 174. During the years ended December 31, 2024 and 2023, the Company has estimated and capitalized gross $202,147 and $463,696, respectively, of research and development expenditures that will be amortized primarily over five years. This did not have a material impact on the Company’s tax liability for the years ended December 31, 2024 and 2023. The Company will continue to evaluate the impact of these tax law changes on the current and future periods.